PRIVATE PLACEMENT		9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Aldel Financial Inc.
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

The Sponsor and FGSP have committed to purchase an aggregate of 1,300,000 $15 Private Warrants at a price of $0.10 per $15 Private Warrant, and 500,000 Private Units (or 515,000 Private Units if the over-allotment option is exercised in full) at a price of $10.00 per Private Unit, in each case, from the Company in a private placement that will occur simultaneously with the closing of the Proposed Offering. The aggregate gross proceeds from the sale of $15 Private Warrants and Private Units will be $5,130,000 (or $5,280,000 if the underwriters’ over-allotment option is exercised in full). If the Company does not complete a Business Combination within the Combination Period, the $15 Private Warrants and the Private Unit Warrants will expire worthless. The $15 Private Warrants and the Private Unit Warrants will be non-redeemable for cash and exercisable on a cashless basis so long as they are held by the Initial Shareholders or the permitted transferees. Each $15 Private Warrant and the Private Unit Warrant will entitle the holder to purchase one share of common stock at its respective exercise price.

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the closing of the IPO, the Company consummated the Private Placements in which (i) the Sponsor purchased 515,000 Private Units at a price of $10.00 per Private Unit, generating total proceeds of $5,150,000, and (ii) the Sponsor and FGSP purchased an aggregate of 1,300,000 OTM Warrants at a price of $0.10 per warrant, each exercisable to purchase one share of Class A common stock at $15.00 per share, for an aggregate purchase price of $130,000.